Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Financial Instruments Outstanding (Detail) - USD ($) $ in Millions	Feb. 28, 2019	Feb. 28, 2018
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	$ 1	$ 1
Derivative asset, notional amount	93	123
Derivative liability, fair value, gross liability	(1)	(2)
Derivative Liability, Notional Amount	91	161
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	1
Derivative liability, fair value, gross liability	0	(1)
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1	0
Derivative liability, fair value, gross liability	$ 1	$ 1